Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 30.6%
5,570	iShares Core S&P 500 ETF	$ 2,527,165	4.9
29,239	iShares Core U.S. Aggregate Bond ETF	3,393,478	6.6
17,676	Vanguard Emerging Markets ETF	923,217	1.8
121,022	Vanguard FTSE Developed Markets ETF	6,348,814	12.4
10,209	Vanguard Mid-Cap ETF	2,529,178	4.9

	Total Exchange-Traded Funds
	(Cost $14,959,666)	15,721,852	30.6

MUTUAL FUNDS: 69.3%
	Affiliated Investment Companies: 31.9%
250,032	Voya High Yield Bond Fund - Class P3	2,025,263	3.9
973,877	Voya Intermediate Bond Fund - Class P3	10,157,536	19.8
63,578	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	986,097	1.9
107,216	Voya Multi-Manager International Equity Fund - Class P3	1,596,449	3.1
138,812	Voya Multi-Manager International Factors Fund - Class P3	1,625,493	3.2
		16,390,838	31.9

	Unaffiliated Investment Companies: 37.4%
353,572	TIAA-CREF S&P 500 Index Fund - Institutional Class	17,713,973	34.6
51,483	TIAA-CREF SmallCap Blend Index Fund - Institutional Class	1,452,326	2.8
		19,166,299	37.4

	Total Mutual Funds
	(Cost $32,077,782)	35,557,137	69.3

	Total Investments in Securities (Cost $47,037,448)	$51,278,989	99.9
	Assets in Excess of Other Liabilities	42,537	0.1
	Net Assets	$51,321,526	100.0

Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$15,721,852	$–	$–	$15,721,852
Mutual Funds	35,557,137	–	–	35,557,137
Total Investments, at fair value	$51,278,989	$–	$–	$51,278,989

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control, with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class P3	$1,936,987	$123,501	$(42,557)	$7,332	$2,025,263	$29,691	$7,127	$-
Voya Intermediate Bond Fund - Class P3	9,668,999	720,079	(333,924)	102,382	10,157,536	80,060	1,444	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	981,127	93,810	(40,899)	(47,941)	986,097	-	8,785	-
Voya Multi-Manager International Equity Fund - Class P3	1,470,726	232,759	(100,043)	(6,993)	1,596,449	-	23,858	-
Voya Multi-Manager International Factors Fund - Class P3	1,493,823	232,760	(98,633)	(2,457)	1,625,493	-	25,269	-
	$15,551,662	$1,402,909	$(616,056)	$52,323	$16,390,838	$109,751	$66,483	$-

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At August 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $47,061,096.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$4,324,278
Gross Unrealized Depreciation	(106,385)

Net Unrealized Appreciation	$4,217,893